SEWARD & KISSEL LLP
1200 G Street, N.W.
Washington, DC 20005

Telephone: (202) 737-8833
Facsimile: (202) 737-5184
www.sewkis.com

December 21, 2010

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Fairholme Funds, Inc. (the "Company") File Nos.: 333-88517 and 811-09607

Dear Sir or Madame:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"), the Company hereby submits Post-Effective Amendment No. 22 to the Company's Registration Statement ("PEA# 22") for the purpose of responding to the staff's comments to Post-Effective Amendment No. 21 to the Company's Registration Statement ("PEA# 21") filed pursuant to Rule 485(a)(2) on October 26, 2010 to register the shares of a new series, the Fairholme Allocation Fund (the "Fund"), of the Company.  PEA# 22 is marked in accordance with Rule 310 of Regulation S-T to show changes from PEA# 21.

Except for the changes described above, no other material changes were made to the Company's Registration Statement.  Please note that the Prospectus and SAI of the Fund were last fully reviewed by the Staff as part of its review of PEA# 21.  Therefore, pursuant to Release No. IC-13768, the Company requests that this PEA# 22 be afforded limited and expedited review.

The Company is filing this PEA# 22 pursuant to Rule 485(a)(1), which means it would then automatically become effective on February 19, 2011.  As we discussed, the Company and its principal underwriter will file acceleration request letters promptly upon the acceptance by the SEC of PEA# 22.  These letters will request that the SEC, pursuant to Rule 461(a) under the 1933 Act, accelerate the effective date of PEA# 22 to a date on or before December 28, 2010.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned or Paul Miller at (202) 737-8833.

Sincerely,

/s/Young Seo

Young Seo, Esq.
Seward & Kissel LLP

Enclosures

cc:           Paul M. Miller. Esq.

SK 22146 0003 1157666